Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Realized and unrealized gain and loss arising from significant foreign exchange variation	$ (154,993)	$ 93,104	$ (418,970)
Adjustments to interest rate	1.00%			1.00%
General increase or decrease of 100 basis points (1%) in interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 90,660		$ 98,220	$ 0